Goodwill, Software And Other Intangible Assets (Estimated Aggregate Amortization Expenses For Intangible Assets During The Next Five Years) (Detail) ¥ in Millions	Mar. 31, 2017 JPY (¥)
Schedule Of Goodwill And Intangible Assets [Line Items]
2018	¥ 402,974
2019	321,686
2020	245,586
2021	179,494
2022	¥ 114,233